Pensions and Other Post Employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Summary of Components of Net Benefit Expense

The following tables summarize the components of net benefit expense recognized in the consolidated statements of loss, amounts recognized in the balance sheet and gains/(losses) recognized in other comprehensive loss.

in CHF thousands	For the years ended December 31,
Actuarial gains / (losses) recognized in other comprehensive loss:	2024	2023
On plan assets	(71)	(70)
On obligation	(1,090)	(738)
Total	(1,161)	(808)

in CHF thousands	For the years ended December 31,
Net benefit expense:	2024	2023
Service cost	(663)	(391)
Interest cost on benefit obligation	(143)	(149)
Interest income	133	147
Administration cost	(15)	(7)
Net benefit expense	(688)	(400)

in CHF thousands	For the years ended December 31,
Benefit liability	2024	2023
Defined benefit obligation	(13,715)	(9,930)
Fair value of plan assets	11,845	9,202
Net benefit liability	(1,870)	(728)

Changes in Present Value of Defined Benefit Obligation

Changes in the present value of the defined benefit obligation are as follows:

	For the years ended December 31,
in CHF thousands	2024	2023
Defined benefit obligation at January 1,	(9,930)	(6,494)
Interest cost	(143)	(149)
Service cost	(663)	(391)
Administrative expenses	(15)	(7)
Contributions paid by participants	(3,179)	(3,709)
Employees' contributions	(312)	(247)
Benefits paid from plan assets	1,617	1,806
Actuarial gains / (losses)	(1,090)	(738)
Defined benefit obligation at December 31,	(13,715)	(9,930)

Changes in the Fair Value of Plan Assets

Changes in the fair value of plan assets are as follows:

	For the years ended December 31,
in CHF thousands	2024	2023
Fair value of plan assets at January 1,	9,202	6,403
Expected return	133	147
Contributions by employer	707	571
Employees' contributions	312	247
Benefits paid from plan assets	(1,617)	(1,806)
Contributions paid by participants	3,179	3,709
Actuarial losses	(71)	(70)
Fair value of plan assets at December 31,	11,845	9,202

Summary of Principal Assumptions used in Determining Pension Benefit Obligations for Group's Plan

The principal assumptions used in determining pension benefit obligations for the Group's plan are shown below:

	For the years ended December 31,
	2024	2023
Discount rate	1.00%	1.45%
Future salary increases	1.00%	1.20%
Future pensions increases	0.00%	0.00%
Retirement age	65	M65/F64
Demographic assumptions	BVG 2020	BVG 2020

Schedule of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions as of December 31, 2024 and 2023 is shown below:

in CHF thousands	Discount rate		Future salary increase		Mortality assumptions
Assumptions as of December 31, 2024	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(13,226)	(14,236)	(13,828)	(13,607)	(13,844)	(13,589)
Decrease/(increase) from actual defined benefit obligation	490	(521)	(112)	108	(129)	126

Assumptions as of December 31, 2023	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(9,582)	(10,317)	(9,980)	(9,880)	(10,039)	(9,811)
Decrease/(increase) from actual defined benefit obligation	348	(387)	(50)	50	(109)	119